Hedge accounting (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Description of type of hedge	There are three types of hedge relations: Fair value hedge, Cash flow hedge and Hedge of net investment in foreign operations.
Risk factor designated coverage ratio	100.00%
Balance reserve in cash flow hedge for which hedge accounting is no longer applied	R$ 187,000,000	R$ 555,000,000
Reversal of hedging	7,049,000,000	11,752,000,000
Foreign currency conversion reserve	R$ (3,116,000,000)	(5,265,000,000)
Fair value of hedge securities, other comprehensive income		125
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Reversal of hedging		R$ 8,001